Note 19 - License Agreements	12 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Licensing Agreements [Text Block]

Note 19 - License Agreements

Healight

In April 2020, the Company entered into a licensing agreement with Cedars-Sinai Medical Center to secure worldwide rights to various potential esophageal and nasopharyngeal uses of Healight, an investigational medical device platform technology. The agreement with Cedars-Sinai grants the Company a license to all patent and development related technology rights for the intra-corporeal therapeutic use of ultraviolet light in the field of endotracheal and nasopharyngeal applications. The term of the agreement is on a country-by-country basis and will expire on the latest of the date upon which the last to expire valid claim shall expire, ten years after the first bona fide commercial sale of such licensed product in a country, or the expiration of any market exclusivity period granted by a regulatory agency. Pursuant to the terms of the agreement, the Company paid an initial $0.3 million license fee and $0.1 million in earlier patent prosecution fees.

As a result of the Company’s focus on the revenue growth of its commercial business, the Company terminated the licensing agreement with Cedars-Sinai Medical Center, effective May 9, 2023.

NeuRx

In October 2018, Neos entered into an exclusive license agreement (“NeuRx License”) with NeuRx Pharmaceuticals LLC (“NeuRx”), pursuant to which NeuRx granted Neos an exclusive, worldwide, royalty-bearing license to research, develop, manufacture and commercialize certain pharmaceutical products containing NeuRx’s proprietary compound designated as NRX-101, referred to by Neos as NT0502. NT0502 is a new chemical entity that was being developed by Neos for the treatment of sialorrhea, which is excessive salivation or drooling. The Company may be required to make certain development and milestone payments and royalties based on annual net sales, as defined in the NeuRx License. Royalties are to be paid on a country-by-country and licensed product-by-licensed product basis, during the period of time beginning on the first commercial sale of such licensed product in such country and continuing until the later of: (i) the expiration of the last-to-expire valid claim in any licensed patent in such country that covers such licensed product in such country; and/or (ii) expiration of regulatory exclusivity of such licensed product in such country.

In April 2023, the Company returned the NT0502 rights to NeuRx in exchange for, and to receive a royalty and potential milestone payments on amounts received for future revenue generated by NeuRx (or a future licensee) on NT0502.

Teva

On December 21, 2018, the Company and Teva entered into an agreement granting Teva a non-exclusive license to certain patents owned by Neos by which Teva has the right to manufacture and market its generic version of Cotempla under an abbreviated new drug application (“ANDA”) filed by Teva beginning on July 1, 2026, or earlier under certain circumstances. The ANDA was approved by the FDA on June 19, 2020.

Actavis

On October 17, 2017, the Company entered into an agreement granting Actavis a non-exclusive license to certain patents owned by the Company by which Actavis has the right to manufacture and market its generic version of Adzenys under its ANDA beginning on September 1, 2025, or earlier under certain circumstances. The ANDA was approved by the FDA on June 22, 2023.

Shire

In July 2014, Neos entered into a settlement agreement and an associated license agreement (the “2014 License Agreement”) with Shire LLC (“Shire”) for a non-exclusive license to certain patents for certain activities with respect to Neos’ New Drug Application (the “NDA”) No. 204326 for an extended-release orally disintegrating amphetamine polistirex tablet. In accordance with the terms of the 2014 License Agreement, following the receipt of the approval from the FDA for Adzenys, Neos paid a lump sum, non-refundable license fee of an amount less than $1.0 million in February 2016. Neos is paying a single digit royalty on net sales of Adzenys during the life of the patents. The settlement agreement expired in May 2023.